UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400, Wilmington,
DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2010

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
July 31, 2010 (unaudited)

Shares		Value
	COMMON STOCKS (97.1%)
	BASIC MATERIALS (5.0%)
128,475	Ecolab, Inc.	$ 6,283,712
212,400	Vulcan Materials Co.	9,608,976
	Total Basic Materials	15,892,688

	COMMUNICATIONS (8.3%)
656,675	Comcast Corp. (Class A)	12,785,462
234,661	Liberty Global, Inc. (Series C)1	6,863,835
578,925	Liberty Media Corp. - Interactive A1	6,553,431
	Total Communications	26,202,728

	CONSUMER CYCLICAL (13.5%)
169,554	Costco Wholesale Corp.	9,615,408
62,900	W.W. Grainger, Inc.	7,045,429
383,700	Walgreen Co.	10,954,635
291,054	Wal-Mart Stores, Inc.	14,899,054
	Total Consumer Cyclical	42,514,526

	CONSUMER NON-CYCLICAL (28.1%)
268,150	Baxter International, Inc.	11,736,926
186,550	Coca-Cola Co.	10,280,771
267,075	DENTSPLY International, Inc.	8,017,591
190,400	Diageo, Plc. ADR	13,305,152
146,050	Johnson & Johnson	8,484,044
346,700	Nestle SA ADR	17,109,645
236,900	Novartis AG ADR	11,546,506
125,725	PepsiCo, Inc.	8,160,810
	Total Consumer Non-Cyclical	88,641,445

	ENERGY (7.5%)
106,925	EOG Resources, Inc.	10,425,187
131,575	Occidental Petroleum Corp.	10,253,640
84,600	Southwestern Energy Co.1	3,083,670
	Total Energy	23,762,497

	FINANCIALS (17.0%)
175	Berkshire Hathaway, Inc. (Class A)1	20,475,000
220,175	Chubb Corp.	11,587,810
550,225	Progressive Corp.	10,806,419
455,250	US Bancorp	10,880,475
	Total Financials	53,749,704

	INDUSTRIALS (5.3%)
487,850	Waste Management, Inc.	16,562,507
	Total Industrials	16,562,507

	TECHNOLOGY (12.4%)
153,550	Automatic Data Processing, Inc.	6,337,009
544,065	Dell, Inc.1	7,203,421
436,450	eBay, Inc.1	9,126,169
282,150	Intuit, Inc.1	11,215,462
199,763	Microsoft Corp.	5,155,883
	Total Technology	39,037,944
	TOTAL COMMON STOCKS (Identified cost $288,810,351)	306,364,039

TOTAL INVESTMENTS (Identified cost $288,810,351)2	97.1%	$ 306,364,039
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.9	9,199,221
NET ASSETS	100.0%	$ 315,563,260

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $288,810,351, the aggregate gross unrealized appreciation is $29,196,429 and the aggregate gross unrealized depreciation is $11,642,741, resulting in net unrealized appreciation of $17,553,688.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund is currently evaluating the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:
Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2010
Basic Materials	$15,892,688	—	—	$15,892,688
Communications	26,202,728	—	—	26,202,728
Consumer Cyclical	42,514,526	—	—	42,514,526
Consumer Non-Cyclical	88,641,445	—	—	88,641,445
Energy	23,762,497	—	—	23,762,497
Financials	53,749,704	—	—	53,749,704
Industrials	16,562,507	—	—	16,562,507
Technology	39,037,944	—	—	39,037,944
Total	$306,364,039	—	—	$306,364,039
* At July 31, 2010, there were no transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the fund were distributed by Edgewood Services, Inc.

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
July 31, 2010

Shares		Value
	COMMON STOCKS (98.3%)
	AUSTRALIA (7.9%)
	BASIC MATERIALS
824,040	Amcor, Ltd.	$4,879,185
	CONSUMER CYCLICAL
166,777	Wesfarmers, Ltd.	4,705,121
	CONSUMER NON-CYCLICAL
47,800	Cochlear Ltd.	3,063,155
182,700	CSL Ltd.	5,492,233
1,043,639	Foster's Group, Ltd.	5,450,593
		14,005,981
	ENERGY
158,353	Woodside Petroleum, Ltd.	5,980,926
	FINANCIALS
589,091	Lend Lease Corp., Ltd.	3,900,002
320,506	QBE Insurance Group Ltd.	4,855,781
		8,755,783
	TELECOMMUNICATION SERVICES
2,458,756	Telstra Corp., Ltd.	7,178,806
	Total Australia	45,505,802

	BELGIUM (1.2%)
	CONSUMER NON-CYCLICAL
24,300	Colruyt SA	6,001,425
	FINANCIALS
112,376	Ageas1	147
305,017	Ageas	841,978
		842,125
	Total Belgium	6,843,550

	BRAZIL (0.8%)
	ENERGY
147,600	Petroleo Brasileiro SA ADR	4,701,060
	Total Brazil	4,701,060

	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS	7,401,703
	Total Denmark	7,401,703

	FINLAND (0.2%)
	BASIC MATERIALS
73,196	UPM-Kymmene Oyj	1,065,698
	Total Finland	1,065,698

	FRANCE (10.2%)
	COMMUNICATIONS
355,677	France Telecom SA	7,455,250
	CONSUMER NON-CYCLICAL
173,442	Carrefour SA	7,989,386
102,200	Cie Generale d'Optique Essilor International SA	6,416,946
108,200	Danone SA	6,074,622
55,000	L'Oreal SA	5,775,645
		26,256,599
	ENERGY
160,432	Total SA	8,096,139
	FINANCIALS
71,795	Societe Generale	4,130,660
	HEALTH CARE
105,531	Sanofi-Aventis SA	6,147,238
	INDUSTRIALS
94,227	Compagnie de Saint-Gobain	4,008,154
56,480	Vinci SA	2,733,549
		6,741,703
	Total France	58,827,589

	GERMANY (4.5%)
	COMMUNICATIONS
448,242	Deutsche Telekom AG	6,038,397
	CONSUMER CYCLICAL
118,200	Adidas AG	6,423,442
	TECHNOLOGY
131,432	SAP AG	6,017,567
	UTILITIES
101,245	RWE AG	7,168,546
	Total Germany	25,647,952

	HONG KONG (6.5%)
	COMMUNICATIONS
619,500	China Mobile, Ltd.	6,300,456
	CONSUMER CYCLICAL
883,883	Esprit Holdings, Ltd.	5,570,757
	DIVERSIFIED
743,000	Hutchison Whampoa, Ltd.	4,892,480
	ENERGY
3,958,000	CNOOC, Ltd.	6,668,588
	UTILITIES
884,000	CLP Holdings, Ltd.	6,522,781
1,841,400	Hong Kong & China Gas Co., Ltd.	4,601,929
521,000	Hongkong Electric Holdings, Ltd.	3,153,136
		14,277,846
	Total Hong Kong	37,710,127

	ITALY (0.9%)
	FINANCIAL
1,133,589	Intesa Sanpaolo SpA	3,763,548
451,112	UniCredito Italiano SpA	1,267,747
	Total Italy	5,031,295

	JAPAN (26.4%)
	BASIC MATERIALS
65,400	Nitto Denko Corp.	2,253,842
117,800	Shin-Etsu Chemical Co., Ltd.	5,836,289
		8,090,131
	COMMUNICATIONS
919	KDDI Corp.	4,457,348

	CONSUMER CYCLICAL
194,000	Denso Corp.	5,532,724
140,700	Honda Motor Co., Ltd.	4,388,747
23,000	Nintendo Co., Ltd.	6,394,601
196,000	Sekisui House, Ltd.	1,733,379
49,300	Shimamura Co., Ltd.	4,471,685
112,000	Toyota Motor Corp.	3,934,141
		26,455,277
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,744,662
323,500	Kao Corp.	7,624,032
315,500	Seven & I Holdings Co., Ltd.	7,527,199
		20,895,893
	ENERGY
875	Inpex Corp.	4,246,102
	FINANCIALS
286,300	Aeon Mall Co., Ltd.	6,226,285
128,700	Daito Trust Construction Co., Ltd.	6,971,824
354,000	Mitsubishi Estate Co., Ltd.	5,002,478
303,600	Tokio Marine Holdings, Inc.	8,278,799
		26,479,386
	HEALTH CARE
207,300	Astellas Pharma, Inc.	7,007,782
183,300	Takeda Pharmaceutical Co., Ltd.	8,437,451
		15,445,233
	INDUSTRIALS
154,600	Daikin Industries, Ltd.	5,752,378
63,600	Fanuc, Ltd.	7,468,300
52,400	Hirose Electric Co., Ltd.	5,292,751
240,100	Hoya Corp.	5,726,432
24,605	Keyence Corp.	5,639,673
424	West Japan Railway Co.	1,563,971
		31,443,505
	TECHNOLOGY
325,200	Canon, Inc.	14,063,238
		14,063,238
	Total Japan	151,576,113

	NETHERLANDS (1.6%)
	COMMUNICATIONS
402,324	Reed Elsevier NV	5,219,974
	FINANCIALS
429,897	ING Groep NV1	4,146,159
	Total Netherlands	9,366,133

	NEW ZEALAND (0.3%)
	COMMUNICATIONS
1,116,255	Telecom Corp. of New Zealand, Ltd.	1,612,972
	Total New Zealand	1,612,972

	SINGAPORE (3.4%)
	COMMUNICATIONS
1,995,000	Singapore Telecommunications, Ltd.	4,586,105
	FINANCIALS
675,000	DBS Group Holdings, Ltd.	7,143,517
296,775	United Overseas Bank, Ltd.	4,321,775
		11,465,292
	INDUSTRIALS
88,400	Jardine Matheson Holdings, Ltd.	3,498,512
	Total Singapore	19,549,909

	SOUTH AFRICA (0.4%)
	ENERGY
65,501	Sasol, Ltd.	2,595,382
	Total South Africa	2,595,382

	SPAIN (4.7%)
	COMMUNICATIONS
384,802	Telefonica SA ADR	8,761,218
	CONSUMER CYCLICAL
98,000	Inditex SA	6,490,050
	FINANCIALS
325,364	Banco Santander Central Hispano SA	4,167,365
	UTILITIES
1,061,296	Iberdrola SA	7,511,319
	Total Spain	26,929,952

	SWEDEN (1.0%)
	CONSUMER CYCLICAL
185,000	Hennes & Mauritz AB (B Shares)	5,844,162
	Total Sweden	5,844,162

	SWITZERLAND (7.1%)
	CONSUMER NON-CYCLICAL
135,000	Nestle SA	6,676,804
165,000	Nobel Biocare Holding AG	2,777,677
4,385	SGS SA	6,168,225
51,700	Synthes, Inc.	5,946,633
		21,569,339
	FINANCIALS
24,599	Zurich Financial Services AG	5,743,930
	HEALTH CARE
284,412	Novartis AG	13,835,135
		13,835,135
	Total Switzerland	41,148,404

	TAIWAN (1.2%)
	COMMUNICATIONS
123,154	Chunghwa Telecom Co. Ltd. ADR	2,604,707
	TECHNOLOGY
2,097,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,077,752
	Total Taiwan	6,682,459

	UNITED KINGDOM (18.7%)
	COMMUNICATIONS
3,176,564	Vodafone Group, Plc.	7,448,355
	CONSUMER CYCLICAL
703,829	Compass Group, Plc.	5,868,862
	CONSUMER NON-CYCLICAL
120,500	Reckitt Benckiser Group, Plc.	5,926,431
612,600	Smith & Nephew, Plc.	5,342,019
1,152,823	Tesco, Plc.	7,084,636
280,589	Unilever, Plc.	7,996,767
1,231,000	WM Morrison Supermarkets, Plc.	5,132,014
		31,481,867
	ENERGY
593,927	BG Group, Plc.	9,552,442
961,789	BP, Plc.	6,167,423
736,000	Cairn Energy, Plc.1	5,409,485
310,791	Royal Dutch Shell, Plc. (A Shares)	8,581,774
		29,711,124
	FINANCIALS
291,090	Aviva, Plc.	1,634,229
625,500	HSBC Holdings, Plc.	6,389,097
232,300	Standard Chartered, Plc.	6,724,147
		14,747,473
	HEALTH CARE
497,887	GlaxoSmithKline, Plc.	8,700,222
	INDUSTRIALS
298,202	Experian PLC	2,944,679
	UTILITIES
1,353,000	Centrica, Plc.	6,460,931
	Total United Kingdom	107,363,513
	TOTAL COMMON STOCKS (identified cost $529,455,374)	565,403,775

TOTAL INVESTMENTS (Identified cost $529,455,374)2	98.3%	$565,403,775
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	9,648,757
NET ASSETS	100.0%	$575,052,532

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $529,455,374, the aggregate gross unrealized appreciation is $110,733,741 and the aggregate gross unrealized depreciation is $74,785,340, resulting in net unrealized appreciation of $35,948,401.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund is currently evaluating the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2010
Australia	$ –	$ 45,505,802	$ –	$ 45,505,802
Belgium	–	6,843,550	–	6,843,550
Brazil	4,701,060	–	–	4,701,060
Denmark	–	7,401,703	–	7,401,703
Finland	–	1,065,698	–	1,065,698
France	–	58,827,589	–	58,827,589
Germany	–	25,647,952	–	25,647,952
Hong Kong	–	37,710,127	–	37,710,127
Italy	–	5,031,295	–	5,031,295
Japan	–	151,576,113	–	151,576,113
Netherlands	–	9,366,133	–	9,366,133
New Zealand	–	1,612,972	–	1,612,972
Singapore	–	19,549,909	–	19,549,909
South Africa	–	2,595,382	–	2,595,382
Spain	–	26,929,952	–	26,929,952
Sweden	–	5,844,162	–	5,844,162
Switzerland	–	41,148,404	–	41,148,404
Taiwan	2,604,707	4,077,752	–	6,682,459
United Kingdom	–	107,363,513	–	107,363,513
Total	$ 7,305,767	$ 558,098,008	$ –	$ 565,403,775

* At July 31, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the fund were distributed by Edgewood Services, Inc.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (33.4%)
$ 5,000,000	Ally Auto Receivables Trust 2009-A1	06/17/13	2.330%	$ 5,100,937
6,000,000	Ally Auto Receivables Trust 2009-A1	10/15/15	3.000	6,243,126
6,500,000	Ally Auto Receivables Trust 2010-1	12/15/14	2.300	6,659,340
10,625,000	Ally Auto Receivables Trust 2010-2	05/15/15	2.090	10,794,357
35,000,000	Ally Master Owner Trust 2010-21	04/15/17	4.250	37,188,690
15,000,000	American Express Credit Account Master Trust 2006-2	01/15/14	5.350	15,619,191
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.741	2,863,251
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.941	2,865,827
9,500,000	AmeriCredit Automobile Receivables Trust 2009-1	10/15/13	3.040	9,732,265
5,000,000	AmeriCredit Automobile Receivables Trust 2010-1	03/17/14	1.660	5,031,924
5,500,000	Americredit Prime Automobile Receivables Trust 2009-1	01/15/14	2.210	5,553,001
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	22,278,264
4,000,000	Bank of America Auto Trust 2009-1A1	07/15/13	2.670	4,074,329
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,663,014
12,500,000	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	12,642,161
10,500,000	Bank of America Auto Trust 2010-2	06/15/17	1.940	10,669,862
24,400,000	Cabela's Master Credit Card Trust 2009-1A1,2	03/16/15	2.341	24,821,103
25,600,000	Cabela's Master Credit Card Trust 2010-1A1,2	01/16/18	1.791	26,144,755
3,725,000	Capital One Multi-Asset Execution Trust 2005-A7	06/15/15	4.700	3,992,113
5,000,000	Capital One Multi-Asset Execution Trust 2006-A2	11/15/13	4.850	5,097,311
11,500,000	Capital One Multi-Asset Execution Trust 2006-A6	02/18/14	5.300	11,876,549
11,025,000	Capital One Multi-Asset Execution Trust 2008-A3	02/15/16	5.050	12,123,981
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	1.091	6,895,940
6,995,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	7,818,416
20,000,000	Chrysler Financial Auto Securitization Trust 2009-A	01/15/16	2.820	20,424,576
32,000,000	Citibank Credit Card Issuance Trust 2009-A4	06/23/16	4.900	35,667,043
26,300,000	CitiFinancial Auto Issuance Trust 2009-11	10/15/13	2.590	26,700,675
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	08/15/16	3.150	20,556,066
3,747,249	CNH Equipment Trust 2009-A	11/15/12	5.280	3,851,272
18,500,000	CNH Equipment Trust 2009-B	10/15/14	5.170	19,870,918
1,050,458	Connecticut RRB Special Purpose Trust CL&P 2001-1	12/30/11	6.210	1,067,441
10,000,000	Ford Credit Auto Owner Trust 2009-B	08/15/13	2.790	10,196,695
15,500,000	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	15,640,869
7,450,000	Ford Credit Floorplan Master Owner Trust 2010-11,2	12/15/14	1.991	7,602,378
1,500,000	Ford Credit Floorplan Master Owner Trust 2010-31,2	02/15/17	2.041	1,535,938
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	02/15/17	4.200	32,196,833
33,000,000	GE Capital Credit Card Master Note Trust 2009-2	07/15/15	3.690	34,579,839
7,000,000	GE Capital Credit Card Master Note Trust 2009-3	09/15/14	2.540	7,121,416
12,000,000	Honda Auto Receivables Owner Trust 2009-3	05/15/13	2.310	12,203,807
6,250,000	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	6,349,178
13,032,550	John Deere Owner Trust 2009-A	10/15/13	2.590	13,203,803
12,500,000	Mercedes-Benz Auto Receivables Trust 2009-1	01/15/14	1.670	12,674,754
11,500,000	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	11,583,689
11,500,000	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	11,847,426
211,154	Nissan Auto Receivables Owner Trust 2009-1	04/15/11	3.920	211,460
1,000,000	Nissan Auto Receivables Owner Trust 2009-A	02/15/13	3.200	1,022,483
5,250,000	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	5,297,656
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	11,931,929
909,531	USAA Auto Owner Trust 2008-1	04/16/12	4.160	914,832
5,201,742	Volkswagen Auto Loan Enhanced Trust 2008-2	03/20/13	5.470	5,388,597
9,000,000	Volkswagen Auto Loan Enhanced Trust 2010-1	01/20/14	1.310	9,072,376
15,877,940	Westlake Automobile Receivables Trust 2010-1A1	12/17/12	1.750	15,883,859
8,500,000	World Omni Auto Receivables Trust 2010-A	12/16/13	1.340	8,564,261
5,750,000	World Omni Master Owner Trust 2009-11,2	07/15/13	2.041	5,767,061
	Total Asset Backed Securities
	(Identified cost $629,009,767)			641,678,837

	COLLATERALIZED MORTGAGE BACKED SECURITIES (2.0%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,999,476
12,500,000	Chase Commercial Mortgage Securities Corp. 2001-2451,2	02/12/16	6.421	12,711,196
8,225,000	GS Mortgage Securities Corp. II 2001-12851	08/15/18	6.526	8,614,089
6,025,000	GS Mortgage Securities Corp. II 2001-12851	08/15/18	6.643	6,248,175
	Total Collateralized Mortgage Backed Securities
	(Identified cost $37,665,019)			37,572,936

	CORPORATE BONDS (61.1%)
	AEROSPACE & DEFENSE (0.8%)
3,000,000	Goodrich Corp.	12/15/12	7.625	3,401,211
3,000,000	Northrop Grumman Corp.	08/01/14	3.700	3,175,836
4,400,000	Northrop Grumman Systems Corp.	02/15/11	7.125	4,541,170
4,250,000	United Technologies Corp.	05/15/12	6.100	4,617,697
				15,735,914
	AGRICULTURE (2.1%)
8,990,000	Archer-Daniels-Midland Co.	03/01/13	7.125	10,294,575
13,829,000	Philip Morris International, Inc.	05/16/13	4.875	15,060,763
15,000,000	Reynolds American, Inc.2	06/15/11	1.237	14,973,930
				40,329,268
	BANKING (11.2%)
16,500,000	BB&T Corp.	09/25/13	3.375	17,157,426
5,000,000	Comerica Bank	11/21/16	5.750	5,494,095
16,500,000	Credit Suisse	07/02/12	3.450	17,086,723
18,000,000	Deutsche Bank AG	01/11/13	2.375	18,216,180
17,390,000	Fifth Third Bancorp	05/01/13	6.250	18,970,212
1,978,699	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,241,846
17,000,000	Goldman Sachs Group, Inc.	05/01/14	6.000	18,757,001
13,000,000	JPMorgan Chase & Co.	05/01/13	4.750	14,058,460
6,000,000	JPMorgan Chase & Co.	06/24/15	3.400	6,160,806
17,000,000	KeyBank N.A.	08/15/12	5.700	18,054,561
30,665,000	Morgan Stanley	01/21/11	5.050	31,226,660
13,755,000	US Bank N.A.	02/04/14	6.300	15,703,781
29,000,000	Wachovia Corp.	05/01/13	5.500	31,838,085
				214,965,836
	BEVERAGES (1.1%)
20,850,000	Anheuser-Busch InBev Worldwide, Inc.1	03/26/13	2.500	21,196,360
185,000	PepsiAmericas, Inc.	05/31/11	5.625	192,110
				21,388,470
	CHEMICALS (0.4%)
7,000,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000	7,753,704

	DIVERSIFIED FINANCIAL SERVICES (3.4%)
16,007,000	American Express Credit Corp.	08/20/13	7.300	18,347,736
14,000,000	John Deere Capital Corp.	09/09/13	4.900	15,387,232
30,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	31,880,670
				65,615,638
	ELECTRIC (2.1%)
6,000,000	Alabama Power Co.	11/15/13	5.800	6,807,240
2,000,000	Duke Energy Carolinas LLC	11/15/13	5.750	2,279,684
11,320,000	FPL Group Capital, Inc.	09/01/11	5.625	11,852,810
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,403,325
13,000,000	PG&E Corp.	04/01/14	5.750	14,517,542
				40,860,601
	ELECTRICAL COMPONENT & EQUIPMENT (0.2%)
2,900,000	Emerson Electric Co.	05/01/13	4.500	3,146,114

	ENVIRONMENTAL CONTROL (0.4%)
7,500,000	Allied Waste North America, Inc.	06/01/17	6.875	8,278,125

	FOOD (3.2%)
7,429,000	General Mills, Inc.	02/15/12	6.000	7,984,637
10,500,000	General Mills, Inc.	09/10/12	5.650	11,394,674
3,300,000	General Mills, Inc.	08/15/13	5.250	3,653,836
17,400,000	Kraft Foods, Inc.	05/08/13	2.625	17,882,502
20,750,000	Kroger Co.	04/01/11	6.800	21,524,286
				62,439,935
	GAS (0.8%)
7,000,000	Sempra Energy	02/01/13	6.000	7,645,960
6,750,000	Sempra Energy	11/15/13	8.900	8,119,845
				15,765,805
	HEALTHCARE-SERVICES (1.7%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,369,535
5,000,000	UnitedHealth Group, Inc.	04/01/13	4.875	5,358,320
19,184,000	WellPoint, Inc.	08/01/12	6.800	21,045,040
				31,772,895
	HOLDING COMPANIES (0.5%)
9,400,000	EnCana Holdings Finance Corp.	05/01/14	5.800	10,631,503

	HOUSEHOLD PRODUCTS/WARES (0.3%)
5,000,000	Kimberly-Clark Corp.	02/15/12	5.625	5,356,680

	INSURANCE (3.3%)
21,027,000	ACE INA Holdings, Inc.	06/15/14	5.875	23,585,523
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,193,631
13,450,000	Berkshire Hathaway Finance Corp.	08/15/13	5.000	14,900,340
1,335,000	Chubb Corp.	04/01/13	5.200	1,457,102
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,425,101
10,615,000	MetLife, Inc.	12/01/11	6.125	11,217,094
365,000	Travelers Cos., Inc.	06/15/12	5.375	390,925
				63,169,716
	IRON/STEEL (0.9%)
16,500,000	ArcelorMittal	06/01/13	5.375	17,694,435

	MEDIA (3.4%)
31,538,000	Comcast Corp.	03/15/11	5.500	32,395,329
8,955,000	News America, Inc.	12/15/14	5.300	10,042,674
21,785,000	Time Warner Cable, Inc.	07/02/12	5.400	23,394,868
				65,832,871
	MINING (1.8%)
12,965,000	Anglo American Capital, Plc.1	04/08/14	9.375	15,782,852
15,760,000	Rio Tinto Finance USA Ltd.	05/01/14	8.950	19,395,753
				35,178,605
	OFFICE/BUSINESS EQUIP (0.7%)
9,600,000	Pitney Bowes, Inc.	06/15/13	3.875	10,170,480
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,579,388
				12,749,868
	OIL & GAS (4.4%)
10,000,000	Burlington Resources Finance Co.	12/01/11	6.500	10,717,350
7,000,000	ConocoPhillips	02/01/14	4.750	7,720,321
14,160,000	EnCana Corp.	10/15/13	4.750	15,330,069
15,223,000	Marathon Oil Corp.	02/15/14	6.500	17,263,947
16,000,000	Shell International Finance BV	03/25/13	1.875	16,273,616
4,250,000	Transocean, Inc.	04/15/11	6.625	4,271,471
12,945,000	Transocean, Inc.	03/15/13	5.250	12,732,314
				84,309,088
	OIL & GAS SERVICES (1.8%)
21,110,000	Weatherford International Ltd.	03/15/13	5.150	22,311,602
10,725,000	Weatherford International, Inc.	06/15/12	5.950	11,474,914
				33,786,516
	PHARMACEUTICALS (0.6%)
10,020,000	Merck & Co., Inc.	12/01/13	5.300	11,269,364

	PIPELINES (1.6%)
17,075,000	ONEOK Partners LP	04/01/12	5.900	18,212,110
11,716,000	Williams Partners LP	02/15/15	3.800	12,111,708
				30,323,818
	RETAIL (2.2%)
20,000,000	CVS Caremark Corp.	08/15/11	5.750	20,921,080
1,293,767	CVS Pass-Through Trust1	01/10/12	7.770	1,374,628
2,618,579	CVS Pass-Through Trust1	01/10/13	6.117	2,788,786
6,083,000	McDonald's Corp.	03/01/13	4.300	6,548,684
9,023,000	Walgreen Co.	08/01/13	4.875	9,957,467
				41,590,645
	SOFTWARE (1.9%)
34,234,000	Intuit, Inc.	03/15/12	5.400	36,287,766

	TELECOMMUNICATIONS (7.0%)
17,481,000	American Tower Corp.	04/01/15	4.625	18,511,610
15,000,000	AT&T, Inc.	01/15/13	4.950	16,373,385
15,000,000	British Telecommunications, Plc.	12/15/10	9.375	15,443,445
6,035,000	British Telecommunications, Plc.	01/15/13	5.150	6,393,823
7,500,000	Deutsche Telekom International Finance BV	07/22/13	5.250	8,177,122
20,000,000	France Telecom S.A.	03/01/11	7.750	20,785,760
26,478,000	Verizon Pennsylvania, Inc.	11/15/11	5.650	27,847,098
20,465,000	Vodafone Group, Plc.	06/15/11	5.500	21,281,390
				134,813,633
	TRANSPORTATION (3.3%)
6,375,000	Burlington Northern Santa Fe LLC	07/15/11	6.750	6,731,560
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,380,115
3,495,000	Canadian National Railway Co.	10/15/11	6.375	3,717,771
6,000,000	Canadian National Railway Co.	03/15/13	4.400	6,448,302
8,250,000	Norfolk Southern Corp.	02/15/11	6.750	8,479,771
5,885,000	Norfolk Southern Corp.	09/17/14	5.257	6,469,528
4,089,000	Union Pacific Corp.	01/15/11	6.650	4,188,727
4,661,000	Union Pacific Corp.	01/15/12	6.125	4,989,642
4,671,000	Union Pacific Corp.	04/15/12	6.500	5,067,759
10,475,000	Union Pacific Corp.	01/31/13	5.450	11,487,346
				62,960,521
	Total Corporate Bonds
	(Identified cost $1,141,282,027)			1,174,007,334

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)
781,737	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	5.351	822,100
227,533	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	5.513	241,648
251,973	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	5.471	267,836
619,699	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	5.304	654,320
272,046	Federal National Mortgage Association (FNMA)2	07/01/36	5.743	287,474
521,353	Federal National Mortgage Association (FNMA)2	09/01/36	5.838	554,711
685,610	Federal National Mortgage Association (FNMA)2	01/01/37	5.437	726,401
41,452	Government National Mortgage Association (GNMA)2	08/20/29	3.625	42,716
	Total U.S. Government Agency Obligations
	(Identified cost $3,413,696)			3,597,206

	COMMERCIAL PAPER (1.7%)
32,200,000	Societe Generale North America, Inc.3	08/02/10	0.220	32,200,000
	Total Commercial Paper
	(Identified cost $32,200,000)			32,200,000

	U.S. TREASURY BILLS (0.0%)
900,000	U.S. Treasury Bill3,4	03/10/11	0.315	898,889
	Total U.S. Treasury Bills
	(Identified cost $898,275)			898,889

TOTAL INVESTMENTS (Identified cost $1,844,468,784)5			98.4%	$ 1,889,955,202
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.6	31,374,874
NET ASSETS			100.0%	$ 1,921,330,076

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at July 31, 2010 was $345,267,602 or 18.0% of net assets.

2
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2010 coupon or interest rate.

3	Coupon represents a yield to maturity.
4	All or a portion of this security is held at the broker as collateral for open futures contracts.
5
The aggregate cost for federal income tax purposes is $1,844,468,784, the aggregate gross unrealized appreciation is $46,888,088 and the aggregate gross unrealized depreciation is $1,401,670, resulting in net unrealized appreciation of $45,486,418.

A. FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU will add new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU is effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the Fund is currently evaluating the impact the adoption will have on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2010
Asset Backed Securities	$ –	$ 641,678,837	$ –	$ 641,678,837
Collateralized Mortgage Backed Securities	–	37,572,936	–	37,572,936
Commercial Paper	–	32,200,000	–	32,200,000
Corporate Bonds	–	1,174,007,334	–	1,174,007,334
U.S. Government Agency Obligations	–	3,597,206	–	3,597,206
U.S. Treasury Bills	–	898,889	–	898,889
Total Investments, at value	$ –	$ 1,889,955,202	$ –	$ 1,889,955,202
Other Financial Instruments
Futures Contracts	(1,964,575)	–	–	(1,964,575)
Total Investments, at value	$ (1,964,575)	$ –	$ –	$ (1,964,575)

* At July 31, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

B. OPEN FUTURES COMMITMENTS

At July 31, 2010, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 5-Year Notes	805	September 2010	$ 96,461,645	$ (1,964,575)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the fund were distributed by Edgewood Services, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Core Select, BBH International Equity Fund and BBH Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

                    =======================
                        John A. Gehret
               President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of: BBH Core Select, BBH International Equity Fund and BBH Broad Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:

                     ==========================
                          Charles H. Schreiber
                Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)                                               BBH TRUST
                                                            -----------------------

By (Signature and Title)
                                                ---------------------------
                                                    John A. Gehret
                                    President - Principal Executive Officer

Date:

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)
                                                   ---------------------------
                                                       John A. Gehret
                                   President - Principal Executive Officer

Date:

By (Signature and Title)
                                                   ------------------------------
                                                  Charles H. Schreiber
                                   Treasurer - Principal Financial Officer

Date: